Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Statement Of Operations (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations	$ (3,869,299)	$ (659,837)
Other income (expenses):
Gain on marketable securities (net), dividends and interest, held in Trust Account	46,824	30,565
Loss upon issuance of private placement warrants		(7,360,000)
Change in fair value of derivative warrant liabilities	(1,795,000)	7,525,000
Total other income (expenses)		(15,554,761)
Net loss	$ (2,027,442)	$ (16,214,598)
Common Class A [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted	30,000,000	30,000,000
Basic and diluted net loss per share	$ 0.00	$ 0.00
Common Class B [Member]
Other income (expenses):
Change in fair value of derivative warrant liabilities	$ 1,800,000
Net loss	$ 2,000,000	$ 7,200,000
Weighted average shares outstanding, basic and diluted	7,500,000	7,156,250
Basic and diluted net loss per share	$ (0.27)	$ (1.24)
As Previously Reported
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations		$ (659,837)
Other income (expenses):
Gain on marketable securities (net), dividends and interest, held in Trust Account		30,565
Total other income (expenses)		30,565
Net loss		$ (629,272)
As Previously Reported | Common Class A [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted		30,000,000
As Previously Reported | Common Class B [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted		7,156,250
Basic and diluted net loss per share		$ (0.09)
Restatement Adjustment
Other income (expenses):
Financing costs - derivative warrant liabilities		$ (700,326)
Loss upon issuance of private placement warrants		(7,360,000)
Change in fair value of derivative warrant liabilities		(7,525,000)
Total other income (expenses)		(15,585,326)
Net loss		(15,585,326)
As Restated
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations		(659,837)
Other income (expenses):
Gain on marketable securities (net), dividends and interest, held in Trust Account		30,565
Financing costs - derivative warrant liabilities		(700,326)
Loss upon issuance of private placement warrants		(7,360,000)
Change in fair value of derivative warrant liabilities		(7,525,000)
Total other income (expenses)		(15,554,761)
Net loss		$ (16,214,598)
As Restated | Common Class A [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted		30,000,000
As Restated | Common Class B [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted		7,156,250
Basic and diluted net loss per share		$ (1.24)